Subsequent Events - Additional Information (Detail) - Subsequent Event - USD ($) $ in Thousands	Feb. 02, 2016	Feb. 23, 2016
Subsequent Event [Line Items]
Business combination, interest acquired	100.00%
Business combination, consideration	$ 7,500
AZOA
Subsequent Event [Line Items]
Cash dividend approved		$ 600,000
Allianz Managed Operations And Services of America (AMOSA)
Subsequent Event [Line Items]
Cash dividend approved		33,000
Related party loan, accrued interest		$ 150